Related-Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended		12 Months Ended
		Jun. 30, 2017	Jan. 09, 2017	Feb. 02, 2016	Jul. 31, 2017	Jul. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Dec. 22, 2010
Related Party Transaction [Line Items]
Related party transaction, loan balance							$ 39,120,000	$ 39,120,000
Interest earned							625,000	384,000	$ 516,000
Accrued interest							1,096,862,000	1,095,038,000
Realized investment (losses) gains, net							83,622,000	(49,325,000)	94,413,000
Other invested assets, fair value							302,216,000	426,137,000
Income recognized							266,602,000	274,562,000	293,333,000
Fees receivable							410,296,000	566,088,000
General and administrative expenses							727,714,000	695,949,000	637,328,000
Dividends							780,000,000	894,165,000	572,125,000
Dividends paid in cash							780,000,000	861,000,000	572,125,000
Dividends in related to loan and accrued interest							0	33,165,000	0
Goodwill							487,834,000	487,834,000	482,905,000
Intangible assets acquired	[1]						0	2,872,000
Amortization expense							410,000	376,000
Other liabilities							4,032,502,000	3,673,122,000
Ceded premiums payable							126,424,000	132,983,000	125,286,000
Reinsurance recoverables & receivables							1,248,634,000	$ 933,074,000
Lending capacity under the agreement, percentage								5.00%
Amounts borrowed under the line of credit agreement							0	$ 0
Other affiliated entities
Related Party Transaction [Line Items]
Reinsurance recoverables & receivables							423,000	79,000
Field Marketing Office
Related Party Transaction [Line Items]
Business combination, interest acquired				100.00%
Purchase price of business				$ 7,710,000
Goodwill				4,929,000
Intangible assets acquired				$ 2,872,000
Intangible assets amortization period				7 years
Amortization expense							410,000	376,000
AZOA
Related Party Transaction [Line Items]
Related party transaction, amount of loan agreement								$ 39,120,000
Annual interest rate on loan								1.61%
Interest earned							630,000	$ 214,000
Related party loan, remaining balance							39,120,000	39,120,000
Accrued interest							214,000	214,000
Dividends							780,000,000	894,165,000	572,125,000
Dividends paid in cash							$ 780,000,000	861,000,000	572,125,000
Dividends in related to loan and accrued interest								33,165,000
AZLPF Investments [Member] | Preferred Stock
Related Party Transaction [Line Items]
Other liabilities								32,195,000
Redemption of Preferred stock liability and related accrued interest			$ 32,244,000
Allianz Life and Annuity Company [Member]
Related Party Transaction [Line Items]
Realized investment (losses) gains, net		$ 1,440,000
Allianz Managed Operations And Services of America (AMOSA)
Related Party Transaction [Line Items]
Related party transaction, amount of loan agreement									33,000,000
Related party transaction, loan balance									33,000,000	$ 33,000,000
Accrued interest										$ 165,000
Annual interest rate on loan							2.03%
Interest earned									488,000
PIMCO
Related Party Transaction [Line Items]
Related party transaction, investments							$ 70,000,000	50,114,000
Unfunded investment							57,000,000	44,000,000
Realized investment (losses) gains, net								413,000
Other invested assets, fair value							14,649,000	6,365,000
Allianz Global Investors Capital Llc
Related Party Transaction [Line Items]
Related party transaction, investments							35,000,000
Unfunded investment							32,788,000
Realized investment (losses) gains, net							0
Other invested assets, fair value							2,084,000
Affiliates | Office Space Leases
Related Party Transaction [Line Items]
Rental income							990,000	909,000	1,065,000
Rent expense							28,000	27,000	27,000
Receivable balance of rental income							282,000	152,000
Affiliated Companies
Related Party Transaction [Line Items]
Service fee							104,074,000	100,689,000	63,530,000
Accrued service fee							30,462,000	40,267,000
Revenue earned							27,183,000	21,568,000	6,305,000
Receivables for expenses							8,153,000	8,260,000
Related Party Transactions
Related Party Transaction [Line Items]
Income recognized							11,986,000	12,771,000	14,102,000
Fees receivable							979,000	2,022,000
General and administrative expenses							$ 0	$ 441,000	732,000
Business combination, interest acquired						100.00%
Business combination, consideration						$ 2,617,000
Related party, dividend						$ 2,125,000
Quota share reinsurance ceded, percentage							100.00%				20.00%
Related party, derivative gain									3,806,000
Related party, dividend received									$ 455,843,000
Concentration risk					60.00%
Ceded premiums payable					$ 429,756,000
Reinsurance recoverables, including reinsurance premium paid							$ 436,298,000
Reinsurance Payable							$ 396,562,000

[1]	The increase in goodwill and intangible assets relates to the acquisition of a Field Marketing Office (FMO). See note 19 for further details regarding the acquisition.